As filed with the Securities and Exchange Commission on [date]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	(811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI			53202
(Address of principal executive offices)			(Zip code)

Robert M. Slotky Professionally Managed Portfolios 2020 E. Financial Way, Ste. 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(414) 765-5348

Date of fiscal year end:	November 30, 2007

Date of reporting period:	May 31, 2007

Item 1. Report to Stockholders.

Stephens Funds®

Semi-Annual Report

May 31, 2007

Small Cap Growth Fund
Mid Cap Growth Fund

TABLE OF CONTENTS

SHAREHOLDER LETTER	2

EXPENSE EXAMPLE	6

SCHEDULE OF INVESTMENTS	9

STATEMENTS OF ASSETS AND LIABILITIES	22

STATEMENTS OF OPERATIONS	24

STATEMENT OF CHANGES IN NET ASSETS	25

FINANCIAL HIGHLIGHTS	29

NOTES TO FINANCIAL STATEMENTS	33

ADDITIONAL INFORMATION	40

STEPHENS FUNDS®

Fellow Shareholder:

We are pleased to present this semi-annual report to you. Included in this letter is a brief discussion of equity markets, our thoughts on the market going forward and some specific commentary on our two funds for the six month period ended May 31, 2007.

MARKET OVERVIEW

With major market indices reaching all time highs, equity investors have been enjoying strong performance for the first part of 2007. Under the surface of these returns however, news has not been all good. A slowing economy, the decline in housing prices, and a crisis in subprime lending have all added to investors' concerns about the market. A severe but short-lived correction in Chinese markets sent shockwaves through our own, reminding us of the interdependence of our markets and economies. But other forces prevailed: a steepening (and thus more normal) yield curve, a stronger global economy, and record merger and acquisition activity have been fueling the market.

Across domestic equity markets, all segments and styles were up significantly, although mid-cap stocks posted the best returns once again. Toward the end of the period, growth strategies began to outperform value, particularly in the small and mid-cap segments. Although they are not historically thought of as growth sectors, Industrials, Basic Materials, and Energy were some of the best performers.

The rapid pace of mergers and acquisitions continued, and has had the effect of boosting returns and providing valuation support for many companies. The billions of dollars that have been raised among private equity funds have had a voracious appetite for acquisitions. Clearly, this phenomenon will not last forever, but there is enough buying power for the effect to persist in the near term. Additionally, many companies have been aggressive about using their cash flow to fund stock buyback programs, and this too has driven stocks and earnings per share higher.

With longer term interest rates higher and inflation fears still in check the economy appears to be in good shape. The concerns about when the housing bubble will burst have moved to assessing the impact of the slowdown we have already experienced, and determining how the U.S. consumer will be impacted.

OUTLOOK

Going forward, the impact that housing, subprime mortgages and interest rates in general have on consumer spending is the big question. There is already evidence of a slowdown. Also weighing on the consumer are higher energy and food prices. We have reduced exposure to the consumer sector, and within the sector we have positioned ourselves in the areas that should be least affected. Additionally, we have an overweight position in energy and alternative energy companies.

From a market sentiment perspective we have been making the case that after a seven year period of value strategies outperforming, that growth investing may soon have its day in the sun. And while measuring the discrepancies may not help us understand the timing of the shift, it can help us appreciate

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STEPHENS FUNDS®

the magnitude of the shift as markets revert to favoring growth. It is too early to say for sure, but it appears that we are at an inflection point – with growth rates slowing growth has been harder to find, and with its relative scarcity investors may be more willing to pay for it.

As bottom-up investors, we are finding no shortage of compelling investment ideas. We feel very strongly that small and mid-cap investing is a sweet spot of risk and reward, but a long-term approach is necessary. It may be a bumpy ride but the recent shift toward favoring small and mid-cap companies and strategies that seek high quality growth companies could be part of a multi-year trend.

STEPHENS SMALL CAP GROWTH FUND

For the six month period ended May 31, 2007, the Fund had a return of 10.24%, excluding sales charges, while Class I Shares returned 10.37%. Over the same period, the S&P 500 was up 10.29%, and the Fund's benchmark, the Russell 2000® Growth was up 9.69%.

The Fund was a direct beneficiary of the merger and acquisition activity mentioned above. New River Pharmaceuticals ("NRPH"), Adeza Biomedical Corporation ("ADZA"), and aQuantive Inc. ("AQNT") were all acquired at significant premiums to market prices during the period.

Despite our concerns about consumer spending in general, as a sector, Consumer Discretionary was one of the Fund's better performers, in part because of aQuantive Inc. ("AQNT"). The Fund's holdings in Guess? Inc. ("GES") and GameStop Corp. ("GME") fared well because of very specific trends that circumvent the overall lackluster results in the sector.

As interest rates moved higher and subprime lenders suffered, Financials had much lower returns for the period. The Fund has been underweight the sector and within it has been positioned away from those companies that are more interest rate sensitive. Although small in magnitude, our positioning here provided some of the Fund's best performance relative to the benchmark.

Energy was also an area of strong performance, both in relative and absolute terms. In addition to the Fund's holdings in oil and gas producers and energy service companies, the Fund also has positions in alternative energy companies such as SunPower Corp. ("SPWR") and Zoltek Companies Inc. ("ZOLT")

As a sector, Technology performed similarly to the broader market. Despite a differentiated set of holdings, the Fund's performance here did not dramatically differ from the benchmark. Within the group, the Fund's holdings are focused on transaction processors, software-as-a-service companies, and some select semiconductor manufacturers.

Healthcare stocks had positive albeit weaker returns, and the Fund outperformed its benchmark in part because of the previously mentioned stocks that were acquired. Also, the Fund's lack of exposure to early stage unprofitable biotechnology companies set us apart from the benchmark. The majority of the Fund's exposure within the sector continues to be centered on diagnostics, drug research, and innovative technologies and devices.

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STEPHENS FUNDS®

STEPHENS MID CAP GROWTH FUND

For the six month period ended May 31, 2007, the Fund posted a return of 13.37% excluding sales charges, while Class I Shares returned 13.43%. Over the same time frame, the S&P 500 was up 10.29% and the Fund's benchmark, the Russell Mid Cap Growth®, was up 11.91%.

The Stephens Mid Cap Growth Fund was also a beneficiary of the increased merger and acquisition activity across the market. The Fund had three holdings that were acquisition targets of either private equity groups or larger companies: aQuantive Inc. ("AQNT"), Cytyc Corp. ("CYTC") and Alliance Data Systems Corp. ("ADS") All were top contributors to the Fund's performance. In general, as growth strategies returned to favor, the Fund outperformed due to its bias towards faster growing, higher quality companies.

In part because of aQuantive Inc. ("AQNT"), much of the Fund's outperformance is attributable to Consumer Discretionary. Additionally, the Fund's largest position, GameStop Corp. ("GME") was a top contributor based on the continued strength in the latest video game product cycle.

The Fund's holdings in traditional energy companies such as National Oilwell Varco Inc. ("NOV") were top performers for the period. The Fund also has several investments in alternative energy stocks as well, leveraging the combination of rising energy prices and improved technology for solar and wind power.

With respect to one of the mergers mentioned above, the Fund held both the acquiring company, Hologic Inc. ("HOLX"), and the take-over target, Cytyc Corp ("CYTC") We continue to own both stocks, and are excited about the prospects for the combined company. Healthcare performed well in general, with most of our gains coming from stocks in the healthcare I.T. segment, diagnostics, and medical devices and instruments.

Technology stocks underperformed the broad mid-cap market, but the Fund's holdings did relatively well. Some of our investments in alternative energy are classified as technology, such as MEMC Electronic Materials Inc. ("WFR"), which sells silicon wafers that supply both the solar panel industry and the semiconductor industry.

IN CLOSING...

We are pleased to have outperformed our benchmarks in both Funds for the period. As we have stated before, we are as excited as ever about the opportunities we see before us in the small and mid-cap universe. We appreciate your participation and value the trust you have placed with us. As we constantly strive to find the best growth opportunities, we hope that we continue to serve your investment needs.

Your Fellow Shareholder,

Ryan Edward Crane
Senior Portfolio Manager

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STEPHENS FUNDS®

Past performance is no guarantee of future results.

Opinions expressed are those of Ryan Edward Crane and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. The S&P 500 index is unmanaged and commonly used to measure performance of U.S. stocks. The Russell® 2000 Growth Index is an unmanaged index representing those Russell® 2000 Index companies with higher price-to-book ratios and future projected earnings according to the Frank Russell Company. The Russell Mid Cap® Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 30% of the total market capitalization of the Russell 1000® Index. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments within the report for a complete list of fund holdings.

This material must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, Distributor. (7/07)

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STEPHENS FUNDS®

SECTOR ALLOCATION AT MAY 31, 2007 (UNAUDITED)

*  Cash equivalents and other assets less liabilities.

Sector allocations and fund holdings are subject to change at any time and are not a recommendation to buy or sell any security.

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)

As a shareholder of the Stephens Small Cap Growth Fund or the Stephens Mid Cap Growth Fund (each a "Fund" and collectively the "Funds"), you incur two types of costs: (1) transaction costs, including sales charges or loads; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 – May 31, 2007).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request a redemption be made by wire transfer, currently, the Funds' transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 60 days after you purchase them. Investment Retirement Accounts (IRAs) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These examples are not

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STEPHENS FUNDS®

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED), CONTINUED

included in the example below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

STEPHENS SMALL CAP GROWTH FUND

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During the Period December 1, 2006 – May 31, 2007*
Class A Actual	$1,000	$1,102	$7.86
Class A Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.54
Class I Actual	$1,000	$1,104	$6.56
Class I Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.29

*  Expenses are equal to the Fund's expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) for class A shares and 1.25% (reflecting fee waivers in effect) for class I shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

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EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED), CONTINUED

STEPHENS MID CAP GROWTH FUND

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During the Period December 1, 2006 – May 31, 2007*
Class A Actual	$1,000	$1,134	$7.98
Class A Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.54
Class I Actual	$1,000	$1,135	$6.65
Class I Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.29

*  Expenses are equal to the Fund's expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) for class A shares and 1.25% (reflecting fee waivers in effect) for class I shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2007 (UNAUDITED)

	Shares	Value
	COMMON STOCKS - 97.2%
	Aerospace & Defense - 1.7%
7,600	Heico Corp.	$326,040
9,700	Moog, Inc - Class A*	417,682
		743,722
	Air Freight & Logistics - 0.7%
10,895	UTI Worldwide, Inc.	304,951
	Auto Components - 0.8%
21,600	Amerigon, Inc.*	357,048
	Beverages - 0.4%
10,100	Jones Soda Co.*	190,385
	Biotechnology - 1.9%
9,200	Affymetrix, Inc.*	239,016
11,000	Kendle International, Inc.*	379,830
28,900	OraSure Technologies, Inc.*	221,374
		840,220
	Capital Markets - 1.2%
1,835	Affiliated Managers Group, Inc.*	238,917
3,900	Greenhill & Co, Inc.	280,800
		519,717
	Chemicals - 0.8%
10,000	Zoltek Co., Inc.*	376,500
	Commercial Banks - 2.0%
7,770	Pinnacle Financial Partners, Inc.*	229,603
7,200	PrivateBancorp, Inc.	241,488
12,000	Prosperity Bancshares, Inc.	415,680
		886,771
	Commercial Services & Supplies - 5.3%
6,030	Advisory Board Co.*	313,982
13,600	Cornell Copanies, Inc.*	324,088
9,635	CoStar Group, Inc.*	522,795
8,015	CRA International, Inc.*	423,914
4,600	Mobile Mini, Inc.*	138,920

The accompanying notes are an integral part of these financial statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

	Shares	Value
	COMMON STOCKS - 97.2%, CONTINUED
	Commercial Services & Supplies - 5.3%, Continued
10,955	Resources Connection, Inc.*	$353,408
2,300	Strayer Education, Inc.	287,868
		2,364,975
	Communications - 1.3%
36,090	Authorize Net Holdings, Inc.*	590,432
	Communications Equipment - 1.7%
8,000	CIENA Corp.*	274,560
3,800	F5 Networks, Inc.*	308,788
7,612	SiRF Technology Holdings, Inc.*	165,180
		748,528
	Computers & Peripherals - 0.9%
7,900	Stratasys, Inc.*	380,385
	Consumer Finance - 1.1%
18,700	First Cash Financial Services, Inc.*	466,191
	Electronic Equipment & Instruments - 4.5%
7,360	FLIR Systems, Inc.*	304,410
12,445	National Instruments Corp.	392,266
9,400	OSI Systems, Inc.*	251,638
7,200	SunPower Corp.*	384,552
22,710	Trimble Navigation Ltd.*	662,905
		1,995,771
	Energy Equipment & Services - 5.8%
3,100	Bolt Technology Corp.*	136,803
6,900	Core Laboratories NV*	634,317
6,700	NATCO Group, Inc.*	288,167
7,330	Oceaneering International, Inc.*	366,793
21,770	Tetra Technologies, Inc.*	608,036
7,420	Universal Compression Holdings, Inc.*	551,380
		2,585,496
	Fire, Marine & Casualty Insurance - 0.9%
12,398	Tower Group, Inc.	392,521

The accompanying notes are an integral part of these financial statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

	Shares	Value
	COMMON STOCKS - 97.2%, CONTINUED
	Food & Staples Retailing - 0.7%
12,040	United Natural Foods, Inc.*	$329,535
	Food Products - 0.9%
13,410	Hain Celestial Group, Inc.*	383,526
	Health Care Equipment & Supplies - 8.1%
17,565	American Medical Systems Holdings, Inc.*	329,519
22,300	Conceptus, Inc.*	414,334
10,260	Gen-Probe, Inc.*	554,963
9,745	Hologic, Inc.*	527,107
20,970	I-Flow Corp.*	328,810
7,260	Kyphon, Inc.*	344,777
11,805	LifeCell Corp.*	332,311
22,380	NuVasive, Inc.*	580,985
9,000	TomoTherapy, Inc.*	203,220
		3,616,026
	Health Care Providers & Services - 5.9%
20,480	Eclipsys Corp.*	417,382
9,680	Healthways, Inc.*	451,282
8,800	ICON PLC - ADR*	408,232
17,900	PSS World Medical, Inc.*	335,625
12,910	Psychiatric Solutions Inc.*	503,748
13,255	VCA Antech, Inc.*	524,633
		2,640,902
	Health Care Technology - 1.0%
15,445	Vital Images, Inc.*	426,128
	Hotels, Restaurants & Leisure - 5.9%
8,020	Benihana, Inc.*	259,287
19,410	BJ's Restaurants, Inc.*	393,053
12,100	Famous Dave's of America, Inc.*	257,972
8,780	Gaylord Entertainment Co.*	494,577
7,925	Panera Bread Co. - Class A*	446,732
13,245	Pinnacle Entertainment, Inc.*	405,297

The accompanying notes are an integral part of these financial statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

	Shares	Value
	COMMON STOCKS - 97.2%, CONTINUED
	Hotels, Restaurants & Leisure - 5.9%, Continued
9,000	WMS Industries, Inc.*	$381,240
		2,638,158
	Insurance - 1.2%
29,000	Hallmark Financial Services, Inc.*	375,840
5,159	Security Capital Assurance Ltd.	165,965
		541,805
	Internet & Catalog Retail - 0.8%
9,100	VistaPrint Ltd.*	364,637
	Internet Software & Services - 5.9%
37,780	CyberSource Corp.*	496,429
9,300	Dealertrack Hldgs, Inc.*	335,637
5,600	Digital River, Inc.*	287,952
32,800	LivePerson, Inc.*	206,968
14,605	Omniture, Inc.*	255,734
37,400	Online Resources Corp.*	464,882
24,370	Vocus, Inc.*	585,855
		2,633,457
	IT Services - 1.4%
23,110	Euronet Worldwide, Inc.*	620,966
	Kidney Dialysis Centers - 0.5%
20,300	Dialysis Corp of America*	221,473
	Life Insurance - 0.8%
11,800	IPC Holdings, Ltd.	368,160
	Life Sciences Tools & Services - 1.1%
9,545	Ventana Medical Systems, Inc.*	491,186
	Media - 0.9%
9,700	CKX, Inc.*	103,111
11,000	National CineMedia, Inc.*	314,050
		417,161
	Oil & Gas Field Equipment - 0.5%
6,900	Tesco Corp.*	213,762

The accompanying notes are an integral part of these financial statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

	Shares	Value
	COMMON STOCKS - 97.2%, CONTINUED
	Oil, Gas & Consumable Fuels - 2.3%
6,500	Goodrich Petroleum Corp.*	$231,530
19,500	Petrohawk Energy Corp.*	317,850
29,900	Kodiak Oil & Gas Corp.*	185,380
7,325	World Fuel Services Corp.	299,666
		1,034,426
	Pharmaceuticals - 0.9%
9,915	MGI Pharma, Inc.*	211,983
13,360	Salix Pharmaceuticals Ltd.*	177,554
		389,537
	Prepackaged Software - 2.0%
17,350	Blackbaud, Inc.	411,021
29,600	Phase Forward, Inc.*	486,624
		897,645
	Road & Rail - 0.7%
17,567	Knight Transportation, Inc.	329,030
	Semiconductor & Semiconductor Equipment - 6.0%
37,220	ARM Holdings PLC - ADR	308,926
9,800	FormFactor, Inc.*	389,844
7,200	Hittite Microwave Corp.*	292,680
15,930	Microsemi Corp.*	367,186
19,600	Nextest Systems Corp.*	242,060
11,700	Power Integrations, Inc.*	333,450
14,300	Trident Microsystems, Inc.*	291,720
10,770	Varian Semiconductor Equipment Associates, Inc.* (a)	453,956
		2,679,822
	Software - 7.8%
6,200	Ansys, Inc.*	348,192
6,700	Factset Research Systems, Inc.	427,661
8,400	MICROS Systems, Inc.*	466,116
8,100	Quality Systems, Inc.	331,695
3,790	Salesforce.com, Inc.* (a)	179,078

The accompanying notes are an integral part of these financial statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

	Shares	Value
	COMMON STOCKS - 97.2%, CONTINUED
	Software - 7.8%, Continued
17,300	SourceForge, Inc.*	$76,594
6,940	SPSS, Inc.*	305,430
6,500	THQ, Inc.*	221,650
7,600	Transaction Systems Architects, Inc.*	258,780
16,015	Ultimate Software Group, Inc.*	453,064
18,155	VASCO Data Security International, Inc.*	413,389
		3,481,649
	Specialty Retail - 9.0%
14,465	Aaron Rents, Inc.	414,856
11,600	Citi Trends, Inc.*	470,148
13,790	GameStop Corp. - Class A *	509,954
13,340	Guess?, Inc. (a)	589,628
13,300	Hibbett Sporting goods, Inc.*	372,001
6,740	Tractor Supply Co.*	358,636
8,625	Tween Brands, Inc.*	375,446
22,200	United Retail Group, Inc.*	266,178
37,000	Wet Seal Inc*	230,510
11,370	Zumiez, Inc.*	438,882
		4,026,239
	Textiles, Apparel & Luxury Goods - 0.9%
8,600	Under Armour, Inc.*	411,338
	Trading Companies & Distributors - 1.0%
8,245	MSC Industrial Direct Co., Inc. Class - A	441,602
TOTAL COMMON STOCKS (Cost $36,594,395)		43,341,783
	SHORT-TERM INVESTMENT - 1.8%
	Money Market Fund - 1.8%
800,387	AIM Liquid Assets Portfolio Institutional Class	800,387
TOTAL SHORT-TERM INVESTMENT (Cost $800,387)		800,387

The accompanying notes are an integral part of these financial statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

Value
TOTAL INVESTMENTS IN SECURITIES - 99.0% (Cost $37,394,782)	$44,142,170
Other Assets in Excess of Liabilities - 1.0%	463,866
TOTAL NET ASSETS - 100.0%	$44,606,036

  *  Non-income producing security.

  ADR  American Depository Receipt

  (a)  All or a portion of the shares have been committed as collateral for written option contracts.

SCHEDULE OF OPTIONS WRITTEN AT MAY 31, 2007 (UNAUDITED)

Contracts (100 shares per contact)	Value
	CALL OPTIONS
20	Guess? Inc. Expiration: June, 2007, Exercise Price: $45.00	$3,600
20	Salesforce.com, Inc. Expiration: July, 2007, Exercise Price: $55.00	2,200
21	Varian Semiconductor Equipment Associates Inc. Expiration: August, 2007, Exercise Price: $43.38	6,720
TOTAL OPTIONS WRITTEN (Premiums received $9,964)		$12,520

The accompanying notes are an integral part of these financial statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

	Shares	Value
	COMMON STOCKS - 98.1%
	Aerospace & Defense - 3.1%
3,750	BE Aerospace, Inc.*	$143,588
1,645	Precision Castparts Corp.	196,676
		340,264
	Air Freight & Logistics - 1.1%
4,415	UTI Worldwide, Inc.	123,576
	Beverages - 0.6%
1,000	Brown-Forman Corp. - Class B	68,260
	Biological Products - 1.2%
7,350	QIAGEN*	127,964
	Biotechnology - 0.6%
730	Cephalon, Inc.*	60,597
	Capital Markets - 1.5%
1,280	Affiliated Managers Group, Inc.*	166,656
	Chemicals - 0.8%
2,025	Airgas, Inc.	86,346
	Commercial Banks - 2.0%
2,850	Prosperity Bancshares, Inc.	98,724
1,450	Zions Bancorp.	116,667
		215,391
	Commercial Services & Supplies - 2.1%
1,830	Monster Worldwide, Inc.*	86,394
1,500	Stericycle, Inc.*	136,755
		223,149
	Communications Equipment - 2.6%
3,100	Ciena Corp.*	106,392
950	F5 Networks, Inc.*	77,197
1,085	Harris Corp.	54,163
950	Riverbed Technology, Inc.*	39,625
		277,377

The accompanying notes are an integral part of these financial statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

	Shares	Value
	COMMON STOCKS - 98.1%, CONTINUED
	Computers & Peripherals - 0.6%
1,400	SanDisk Corp.*	$60,970
	Diversified Financial Services - 0.7%
150	Chicago Mercantile Exchange Holdings, Inc.	79,650
	Electrical Equipment - 1.3%
2,350	Roper Industries, Inc.	137,146
	Electronic Equipment & Instruments - 4.5%
2,550	Flir Systems, Inc.*	105,468
4,070	National Instruments Corp.	128,286
1,850	SunPower Corp. - Class A*	98,809
5,410	Trimble Navigation Ltd.*	157,918
		490,481
	Energy Equipment & Services - 6.2%
550	Core Laboratories NV*	50,561
1,645	FMC Technologies, Inc.*	124,362
1,380	National-Oilwell Varco, Inc.*	130,341
1,500	Noble Corp.	138,585
4,860	TETRA Technologies, Inc.*	135,740
1,200	Universal Compression Holdings, Inc.*	89,172
		668,761
	Health Care Equipment & Supplies - 8.2%
3,725	Cytyc Corp.*	157,493
3,135	Gen-Probe, Inc.*	169,572
2,995	Hologic, Inc.*	162,000
1,450	Idexx Laboratories, Inc.*	128,020
2,825	Kyphon, Inc.*	134,159
3,175	ResMed, Inc.*	143,129
		894,373
	Health Care Providers & Services - 7.7%
3,145	Cerner Corp.*	178,667
2,330	DaVita, Inc.*	128,686
1,500	Express Scripts, Inc.*	153,150

The accompanying notes are an integral part of these financial statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

	Shares	Value
	COMMON STOCKS - 98.1%, CONTINUED
	Health Care Providers & Services - 7.7%, Continued
1,945	Henry Schein, Inc.*	$104,116
2,745	Psychiatric Solutions, Inc.*	107,110
4,080	VCA Antech, Inc.*	161,486
		833,215
	Hotels, Restaurants & Leisure - 3.5%
2,395	Gaylord Entertainment Co.*	134,910
1,845	Panera Bread Co. - Class A*	104,003
2,870	Pinnacle Entertainment, Inc.*	87,822
550	Wynn Resorts Ltd	53,097
		379,832
	Insurance - 1.5%
3,630	HCC Insurance Holdings, Inc.	119,463
1,269	Security Capital Assurance	40,824
		160,287
	Internet Software & Services - 1.6%
2,100	Akamai Technologies, Inc.*	92,841
1,250	aQuantive, Inc.*	79,738
		172,579
	IT Services - 4.5%
1,280	Cognizant Technology Solutions Corp. - Class A*	100,557
4,640	Euronet Worldwide, Inc.*	124,677
2,705	Global Payments, Inc.	108,308
5,795	Iron Mountain, Inc.*	159,304
		492,846
	Life Insurance - 0.9%
3,050	IPC Holdings Ltd.	95,160
	Life Science Tools & Services - 2.7%
2,780	Covance, Inc.*	185,009
1,440	Millipore Corp.*	107,669
		292,678

The accompanying notes are an integral part of these financial statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

	Shares	Value
	COMMON STOCKS - 98.1%, CONTINUED
	Machinery - 1.0%
1,930	Joy Global, Inc.	$109,296
	Medical Devices - 1.5%
1,155	Intuitive Surgical, Inc.*	158,963
	Oil, Gas & Consumable Fuels - 4.1%
1,530	Newfield Exploration Co.*	73,501
2,000	Quicksilver Resources, Inc.*	88,980
3,650	Range Resources Corp.	141,401
2,980	Southwestern Energy Co.*	141,848
		445,730
	Pharmaceuticals - 0.5%
855	Shire PLC ADR - ADR	59,636
	Semiconductor & Semiconductor Equipment - 8.2%
18,415	ARM Holdings PLC - ADR	152,844
4,750	ASML Holding NV - ADR*	122,408
4,190	Intersil Corp. - Class A	126,119
1,300	KLA-Tencor Corp.	71,474
2,370	MEMC Electronic Materials, Inc.*	144,049
3,330	Microchip Technology, Inc.	135,131
2,150	NVIDIA Corp.*	74,541
1,575	Varian Semiconductor Equipment Associates, Inc.*	66,386
		892,952
	Software - 6.2%
7,510	Activision, Inc.*	148,623
3,455	Autodesk, Inc.*	157,030
1,400	Cognos, Inc.*	56,000
1,600	Factset Research Systems, Inc.	102,128
4,040	Red Hat, Inc.*	99,222
2,355	Salesforce.com, Inc.*	111,274
		674,277

The accompanying notes are an integral part of these financial statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

	Shares	Value
	COMMON STOCKS - 98.1%, CONTINUED
	Specialty Retail - 10.2%
1,780	Abercrombie & Fitch Co. - Class A	$147,117
1,230	Bed Bath & Beyond, Inc.*	50,012
4,150	CarMax, Inc.*	99,600
1,100	Dick's Sporting Goods, Inc.*	61,127
5,530	GameStop Corp. - Class A*	204,499
3,650	Guess?, Inc.	161,330
3,250	Petsmart, Inc.	111,215
2,295	Tractor Supply Co.*	122,117
2,300	Urban Outfitters, Inc.*	61,134
2,400	Zumiez, Inc.*	92,640
		1,110,791
	Textiles, Apparel & Luxury Goods - 2.8%
1,990	Polo Ralph Lauren Corp.	194,085
2,350	Under Armour, Inc.*	112,400
		306,485
	Trading Companies & Distributors - 1.8%
1,430	Fastenal Co.	61,976
2,480	MSC Industrial Direct Co., Inc. - Class A	132,829
		194,805
	Wireless Telecommunication Services - 2.3%
1,050	Leap Wireless International, Inc.*	89,733
2,045	NII Holdings, Inc.*	166,606
		256,339
TOTAL COMMON STOCKS (Cost $8,958,928)		10,656,832
	SHORT-TERM INVESTMENT - 2.1%
	Money Market Fund - 2.1%
231,241	AIM Liquid Assets Portfolio - Institutional Class	231,241
TOTAL SHORT-TERM INVESTMENT (Cost $231,241)		231,241

The accompanying notes are an integral part of these financial statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

Value
TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost $9,190,169)	$10,888,073
Liabilities in Excess of Other Assets - (0.2)%	(28,912)
TOTAL NET ASSETS - 100.00%	$10,859,161

  *  Non-income producing security.

  ADR  American Depository Receipt

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS®

STATEMENTS OF ASSETS AND LIABILITIES AT MAY 31, 2007 (UNAUDITED)

	Stephens Small Cap Growth Fund	Stephens Mid Cap Growth Fund
ASSETS
Investments in securities, at value* (Note 2)	$44,142,170	$10,888,073
Cash	3,787	561
Receivables:
Securities sold	766,648	—
Fund shares sold	67,829	—
Dividends and interest	9,881	1,259
Due from advisor	—	10,420
Prepaid expenses	27,762	21,161
Total assets	45,018,077	10,921,474
LIABILITIES
Payables:
Investment securities purchased	255,227	28,467
Written options, at value**	12,520	—
Fund shares redeemed	78,773	—
Distribution fees	17,353	4,244
Investment advisory fees, net	15,821	—
Administration fees	4,546	3,393
Fund accounting fees	4,677	2,742
Transfer agent fees	3,154	2,565
Custody fees	4,523	1,470
Chief compliance officer fees	845	845
Other accrued expenses	14,602	18,587
Total liabilities	412,041	62,313
NET ASSETS	$44,606,036	$10,859,161
COMPONENTS OF NET ASSETS
Paid-in capital	$38,784,079	$9,624,171
Accumulated net investment loss	(265,553)	(60,667)
Accumulated net realized loss on investments and options	(657,322)	(402,247)
Net unrealized appreciation on investments	6,747,388	1,697,904
Net unrealized depreciation on options written	(2,556)	—
Net assets	$44,606,036	$10,859,161
* Cost of Investments	$37,394,782	$9,190,169
** Premiums received	$9,964	$—

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS®

STATEMENTS OF ASSETS AND LIABILITIES AT MAY 31, 2007 (UNAUDITED), CONTINUED

	Stephens Small Cap Growth Fund	Stephens Mid Cap Growth Fund
Class A:
Net assets	$44,010,045	$10,250,863
Shares issued and outstanding (unlimited number of shares authorized without par value)	3,783,214	922,335
Net asset value, and redemption price per share	$11.63	$11.11
Maximum offering price per share** (net asset value per share/front-end sales charge) ($11.63/94.75%)	$12.27
($11.11/94.75%)		$11.73
Class I:
Net assets	$595,991	$608,298
Shares issued and outstanding (unlimited number of shares authorized without par value)	50,000	50,000
Net asset value, offering price, and redemption price per share	$11.92	$12.17

** On purchases of $25,000 or more the front-end sales charge is reduced.

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS®

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED MAY 31, 2007 (UNAUDITED)

	Stephens Small Cap Growth Fund	Stephens Mid Cap Growth Fund
INVESTMENT INCOME
Income
Dividends (net of $205 and $92 foreign withholding tax, respectively)	$33,566	$18,044
Interest	19,646	4,410
Total investment income	53,212	22,454
EXPENSES (NOTE 3)
Investment advisory fees	159,731	41,909
Distribution fees - Class A	52,548	13,271
Transfer agent fees	38,860	24,975
Fund accounting fees	27,062	17,685
Administration fees	25,634	15,803
Registration fees	24,999	23,416
Reports to shareholders	13,859	10,054
Custody fees	12,053	4,941
Miscellaneous expense	10,116	4,845
Audit fees	9,038	9,038
Legal fees	6,362	5,743
Insurance expense	4,892	850
Trustee fees	3,979	3,810
Chief compliance officer fees	2,492	2,492
Total expenses	391,625	178,832
Less fees waived	(72,860)	(95,711)
Net expenses	318,765	83,121
Net investment loss	(265,553)	(60,667)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	509,917	100,764
Net realized gain on options written	8,428	—
Change in unrealized appreciation on investments	3,940,735	1,363,749
Change in unrealized depreciation on options written	(3,348)	—
Net realized and unrealized gain on investments	4,455,732	1,464,513
Net increase in net assets resulting from operations	$4,190,179	$1,403,846

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS®

STATEMENTS OF CHANGES IN NET ASSETS

Stephens Small Cap Growth Fund

	Six Months Ended May 31, 2007 (Unaudited)	Period Ended November 30, 2006(1)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(265,553)	$(447,075)
Net realized gain (loss) on investments	509,917	(1,180,396)
Net realized gain on options written	8,428	4,729
Change in unrealized appreciation on investments	3,940,735	2,806,653
Change in unrealized appreciation (depreciation) on options written	(3,348)	792
Net increase in net assets resulting from operations	4,190,179	1,184,703
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares - Class A (a)(b)	(2,796,378)	41,527,532
Net increase in net assets derived from net change in outstanding shares - Class I (c)	—	500,000
Total increase (decrease) in net assets from capital share transactions	(2,796,378)	42,027,532
Total increase in net assets	1,393,801	43,212,235
NET ASSETS
Beginning of period	43,212,235	—
End of period	$44,606,036	$43,212,235
Accumulated net investment loss	$(265,553)	$—

(a) Summary of capital share transactions for Class A is as follows:

	Six Months Ended May 31, 2007 (Unaudited)		Year Ended November 30, 2006(1)
	Shares	Value	Shares	Value
Shares sold	159,901	$1,750,622	4,733,166	$48,472,383
Shares redeemed (b)	(420,463)	(4,547,000)	(689,390)	(6,944,851)
Net increase (decrease)	(260,562)	$(2,796,378)	4,043,776	$41,527,532

(b) Net of redemption fees of $606 and $23,700, respectively.

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS®

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

(c) Summary of capital share transactions for Class I is as follows:

	Six Months Ended May 31, 2007 (Unaudited)		Period Ended November 30, 2006(2)
	Shares	Value	Shares	Value
Shares sold	—	$—	50,000	$500,000
Shares redeemed	—	—	—	—
Net increase	—	$—	50,000	$500,000

  (1)  Fund commenced operations on December 1, 2005.

  (2)  Class I shares have been offered since September 1, 2006.

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS®

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

Stephens Mid Cap Growth Fund

	Six Months Ended May 31, 2007 (Unaudited)	Period Ended November 30, 2006(1)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(60,667)	$(77,864)
Net realized gain (loss) on investments	100,764	(503,011)
Change in unrealized appreciation on investments	1,363,749	334,155
Net increase (decrease) in net assets resulting from operations	1,403,846	(246,720)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Net increase (decrease) in net assets derived from net change in outstanding shares - Class A (a)(b)	(1,684,273)	10,886,308
Net increase in net assets derived from net change in outstanding shares - Class I (c)	—	500,000
Total increase (decrease) in net assets from capital share transactions	(1,684,273)	11,386,308
Total increase (decrease) in net assets	(280,427)	11,139,588
NET ASSETS
Beginning of period	11,139,588	—
End of period	$10,859,161	$11,139,588
Accumulated net investment loss	$(60,667)	$—

(a) Summary of capital share transactions for Class A is as follows:

	Six Months Ended May 31, 2007 (Unaudited)		Year Ended November 30, 2006(1)
	Shares	Value	Shares	Value
Shares sold	23,695	$240,517	1,150,723	$11,534,817
Shares redeemed (b)	(182,944)	(1,924,790)	(69,139)	(648,509)
Net increase (decrease)	(159,249)	$(1,684,273)	1,081,584	$10,886,308

(b) Net of redemption fees of $9 and $1,424, respectively.

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS®

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

(c) Summary of capital share transactions for Class I is as follows:

	Six Months Ended May 31, 2007 (Unaudited)		Period Ended November 30, 2006(2)
	Shares	Value	Shares	Value
Shares sold	—	$—	50,000	$500,000
Shares redeemed	—	—	—	—
Net increase	—	$—	50,000	$500,000

  (1)  Fund commenced operations on February 1, 2006.

  (2)  Class I shares have been offered since September 1, 2006.

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS®

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIODS

Stephens Small Cap Growth Fund

CLASS A	Six Months Ended May 31,2007 (Unaudited)		Period Ended November 30, 2006(1)
Net asset value, beginning of period	$10.55		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.07)		(0.11)
Net realized and unrealized gain on investments	1.15		0.65
Total from investment operations	1.08		0.54
Paid-in capital from redemption fess (Note 2)	0.00	*	0.01
Net asset value, end of period	$11.63		$10.55
Total return without sales load.	10.24	%^	5.50	%^
Total return with sales load.	4.49	%^	0.00	%^
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)	$44.0		$42.7
RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.84	%+	1.62	%+
After fees waived and expenses absorbed	1.50	%+	1.46	%+
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(1.59	%)+	(1.25	%)+
After fees waived and expenses absorbed	(1.25	%)+	(1.09	%)+
Portfolio turnover rate	21	%^	70	%^

  (1)  Fund commenced operations on December 1, 2005.

  *  Amount less than $0.01.

  ^  Not Annualized.

  +  Annualized.

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS®

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIODS, CONTINUED

Stephens Small Cap Growth Fund

CLASS I	Six Months Ended May 31, 2007 (Unaudited)		Period Ended November 30, 2006(1)
Net asset value, beginning of period	$10.80		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.06)		(0.03)
Net realized and unrealized gain on investments	1.18		0.83
Total from investment operations	1.12		0.80
Net asset value, end of period	$11.92		$10.80
Total return	10.37	%^	8.00	%^
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)	$0.6		$0.5
RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.59	%+	1.41	%+
After fees waived and expenses absorbed	1.25	%+	1.25	%+
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(1.34	%)+	(1.23	%)+
After fees waived and expenses absorbed	(1.00	%)+	(1.07	%)+
Portfolio turnover rate	21	%^	70	%^

  (1)  Class I shares have been offered since September 1, 2006.

  ^  Not annualized.

  +  Annualized.

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS®

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIODS, CONTINUED

Stephens Mid Cap Growth Fund

CLASS A	Six Months Ended May 31,2007 (Unaudited)		Period Ended November 30, 2006(1)
Net asset value, beginning of period	$9.80		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.06)		(0.07)
Net realized and unrealized gain (loss) on investments	1.37		(0.13)
Total from investment operations	1.31		(0.20)
Paid-in capital from redemption fess (Note 2)	0.00	*	0.00	*
Net asset value, end of period	$11.11		$9.80
Total return without sales load.	13.37	%^	(2.00	)%^
Total return with sales load.	7.45	%^	(7.11	)%^
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)	$10.3		$10.6
RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	3.21	%+	3.24	%+
After fees waived and expenses absorbed	1.50	%+	1.50	%+
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(2.81	%)+	(2.71	%)+
After fees waived and expenses absorbed	(1.10	%)+	(0.97	%)+
Portfolio turnover rate	18	%^	29	%^

  (1)  Fund commenced operations on February 1, 2006.

  *  Amount less than $0.01.

  ^  Not Annualized.

  +  Annualized.

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS®

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIODS, CONTINUED

Stephens Mid Cap Growth Fund

CLASS I	Six Months Ended May 31, 2007 (Unaudited)		Period Ended November 30, 2006(1)
Net asset value, beginning of period	$10.72		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.06)		(0.02)
Net realized and unrealized gain on investments	1.51		0.74
Total from investment operations	1.45		0.72
Net asset value, end of period	$12.17		$10.72
Total return	13.43	%^	7.20	%^
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)	$0.6		$0.5
RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	2.97	%+	3.13	%+
After fees waived and expenses absorbed	1.25	%+	1.25	%+
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(2.57	%)+	(2.65	%)+
After fees waived and expenses absorbed	(0.85	%)+	(0.77	%)+
Portfolio turnover rate	18	%^	29	%^

  (1)  Class I shares have been offered since September 1, 2006.

  ^  Not annualized.

  +  Annualized.

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS®

NOTES TO FINANCIAL STATEMENTS AT MAY 31, 2007 (UNAUDITED)

NOTE 1 – ORGANIZATION

Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund (collectively the "Funds") are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company. The Funds commenced operations on December 1, 2005 and February 1, 2006, respectively.

The Funds offer Class A and Class I shares. Class A shares are sold with a front-end sales charge. Class I shares have no sales charge and are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Funds' investment objective is to seek long-term growth of capital.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.  Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® ("NASDAQ"), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP"). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds' Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from

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STEPHENS FUNDS®

NOTES TO FINANCIAL STATEMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

the net asset value that would be calculated without regard to such considerations. As of May 31, 2007, the Funds did not hold fair valued securities.

Options on securities shall be valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day, the mean between the most recent quoted bid and asked quotations will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Fixed income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

B.  Option Writing. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

C.  Federal Income Taxes. Each Fund has elected to be taxed as "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains

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STEPHENS FUNDS®

NOTES TO FINANCIAL STATEMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

(earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

D.  Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a first-in, first-out basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

E.  Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

F.  Share Valuation. The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. Class A shares are sold with a front-end sales charge of 5.25%. Purchases greater than $25,000 into the Funds are offered at a reduced sales charge. For Class I shares, the offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

G.  Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

H.  Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.  New Accounting Pronouncements. On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized,

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STEPHENS FUNDS®

NOTES TO FINANCIAL STATEMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last NAV calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC granted a six-month delay in the required implementation of FIN 48 for mutual funds. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the implications of SFAS 157, and its impact on the financial statements has not yet been determined.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Stephens Investment Management Group, LLC, (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Funds. For the six months ended May 31, 2007, Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund incurred $159,731, and $41,909 in advisory fees, respectively.

The Advisor had contractually agreed to limit each Fund's total net expenses to not more than 1.50% of average daily net assets for Class A shares, and not more than 1.25% of average daily net assets for Class I shares. The contract's term is indefinite and may be terminated only by the Board of Trustees. Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended May 31, 2007, the Advisor waived fees of $72,860, and $95,711 for the Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund, respectively.

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STEPHENS FUNDS®

NOTES TO FINANCIAL STATEMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

At May 31,2007, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be recouped are shown in the table below. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates stated.

Stephens Small Cap Growth Fund		Stephens Mid Cap Growth Fund
Year of Expiration	Amount	Year of Expiration	Amount
November 30, 2009	$64,202	November 30, 2009	$139,483
November 30, 2010	$72,860	November 30, 2010	$95,711

The Funds must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds' Administrator (the "Administrator") and, in that capacity, performs various administrative and accounting services for each Fund. USBFS also serves as the Funds' fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for each Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

Minimum	$40,000

Under $50 million	0.12% of average daily net assets

$50 to $200 million	0.10% of average daily net assets

Over $200 million	0.05% of average daily net assets

For the six months ended May 31, 2007, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund incurred $25,634, and $15,803 in Administration fees, respectively. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the six months ended May 31, 2007, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund were allocated $2,492 and $2,492, respectively, of the Trust's Chief Compliance Officer Fees.

Quasar Distributors, LLC (the "Distributor") serves as the Funds' principal underwriter in a continuous public offering of each Fund's shares. U.S. Bank, N.A., serves as custodian (the "Custodian") to the fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act with respect to Class A shares. The Plan provides that the Funds may pay a fee to the Distributor at an annual rate of 0.25% of the average daily net assets of Class A shares. No distribution or shareholder

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STEPHENS FUNDS®

NOTES TO FINANCIAL STATEMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

servicing fees are paid by Class I shares. These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. For the six months ended May 31, 2007, Stephens, Inc., an affiliate of Stephens Investment Management Group, LLC, received distribution fees of $43,204 from the Stephens Small Cap Growth Fund and $13,179 from the Stephens Mid Cap Growth Fund under the Plan. For the six months ended May 31, 2007, Stephens, Inc., also received sales commissions of $22,456 from the Stephens Small Cap Growth Fund and $4,924 from the Stephens Mid Cap Growth Fund.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding short-term securities and U.S. Government securities, for Stephens Small Cap Growth Fund for the six months ended May 31, 2007, were $8,952,200 and $13,169,236, respectively and for Stephens Mid Cap Growth Fund for the six months ended May 31, 2007, were $1,929,638 and $3,686,636, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended May 31, 2007.

The cost basis of investments for federal income tax purposes at May 31, 2007 was as follows:

	Small Cap Growth Fund	Mid Cap Growth Fund
Cost of investments(a)	$37,433,234	$9,192,314
Gross tax unrealized appreciation on investments	$7,960,781	$1,889,771
Gross tax unrealized depreciation on investments	(1,251,845)	(194,012)
Net tax unrealized appreciation on Investments	$6,708,936	$1,695,759
Gross tax unrealized appreciation on options	$1,310	$—
Gross tax unrealized depreciation on options	(3,866)	—
Net unrealized depreciation On options	$(2,556)	$—
Total net tax unrealized appreciation on investments and options	$6,706,380	$1,695,759

(a)  The difference between the basis of investments for federal income purposes from their cost for financial reporting purposes was primarily due to wash sales deferred for federal income tax purposes.

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STEPHENS FUNDS®

NOTES TO FINANCIAL STATEMENTS AT MAY 31, 2007 (UNAUDITED), CONTINUED

NOTE 5 – OPTIONS WRITTEN

As of May 31, 2007, Small Cap Growth Fund portfolio securities valued at $1,222,662 were held in escrow by the custodian as collateral for call options written by the Small Cap Growth Fund.

Transactions in call options written for the six months ended May 31, 2007, were as follows:

Small Cap Growth Fund	Number of Contracts	Premium Amount
Balance at November 30, 2006	25	$3,145
Opened	90	15,247
Expired	(54)	(8,428)
Exercised	—	—
Closed	—	—
Balance at May 31, 2007	61	$9,964

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

For the six months ended May 31, 2007, there were no distributions for the Funds.

As of November 30, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Small Cap Growth Fund	Mid Cap Growth Fund
Net unrealized appreciation	$2,768,993	$332,010
Undistributed ordinary income	$—	$—
Undistributed long-term capital gain	—	—
Total distributable earnings	$—	$—
Other accumulated Gains (losses)	(1,137,215)	(500,866)
Total accumulated gains	$1,631,778	$(168,856)

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STEPHENS FUNDS®

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Stephen Small Cap Growth Fund and the Stephens Mid Cap Growth Fund use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 735-7464. Furthermore, you can obtain the description on the SEC's website at www.sec.gov.

Information regarding how the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (866) 735-7464 after August 31, 2007. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at www.sec.gov after August 31, 2007.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling (866) 735-7464. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

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INVESTMENT ADVISOR

Stephens Investment Management Group, LLC
111 Center Street
Little Rock, Arkansas 72201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103-3638

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

CUSTODIAN

U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

	Ticker	CUSIP
Stephens Small Cap Growth Fund – Class A	STSGX	742935422
Stephens Small Cap Growth Fund – Class I	STSIX	742935380
Stephens Mid Cap Growth Fund – Class A	STMGX	742935414
Stephens Mid Cap Growth Fund – Class I	SFMIX	742935372

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)   The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

(the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)*	/s/ Robert M. Slotky
Robert M. Slotky, President

Date	August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Slotky
Robert M. Slotky, President

Date	August 9, 2007

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date	August 9, 2007

* Print the name and title of each signing officer under his or her signature.

Stephens Funds 5.31.07 N-CSR